Derivative Instruments, Hedging Activities and Credit Derivatives	12 Months Ended
Dec. 31, 2010
Derivative Instruments, Hedging Activities and Credit Derivatives
30.	Derivative Instruments, Hedging Activities and Credit Derivatives

Derivative Instruments

The Group enters into various types of derivative transactions in the course of its trading and non-trading activities. These derivatives include futures and forward contracts, swap contracts and option contracts. Futures and forward contracts are commitments to buy or sell at a future date a financial instrument, commodity or currency at a contracted price and may be settled in cash or through delivery. Swap contracts are commitments to settle in cash at a future date or dates which may range from a few days to a number of years, based on differentials between specified financial indices, as applied to a notional principal amount. Option contracts give the purchaser, for a fee, the right, but not the obligation, to buy or sell within a limited time, a financial instrument or currency at a contracted price that may also be settled in cash, based on differentials between specified indices.

The Group enters into these derivative transactions relating to interest rate, foreign currency, market/credit, commodity and other risks to enable customers to transfer, modify or reduce their interest rate, foreign exchange and other market risks. As part of this process, the Group considers the customers’ suitability for the risk involved, and the business purpose for the transaction. The Group also manages its derivative-risk positions through offsetting trade activities, controls focused on price verification, and daily reporting of positions to senior managers. In addition the Group trades these products for its own account. Trading limits and price verification controls are key aspects of this activity. The Group uses derivatives in connections with its risk-management activities to hedge certain risks or reposition the risk profile of the Group. For example, the Group may issue fixed-rate long-term debt and then enter into a receive-fixed, pay-variable-rate interest rate swap with the same tenor to a net variable-rate basis. This strategy is the most common form of an interest rate hedge, as it minimizes interest cost in certain yield curve environments. Derivatives are also used to manage interest rate risk relating to specific groups of on-balance sheet assets and liabilities, including investments, loans, and long-term debt. In addition, foreign exchange contracts are used to hedge the foreign currency denominated debt, net capital exposures and foreign exchange transactions. The fair values of derivatives not qualifying for hedge accounting are included in trading assets(or trading liabilities) and any changes in fair values are included in net trading profits(losses). The fair values of derivatives qualifying for hedge accounting are included in other assets (or other liabilities) and the earning impact of these fair value hedges and the changes in fair values attributable to the risk being hedged for the hedged item are included in non-interest income (or non-interest expense).

Derivatives may expose the Group to market risk, credit risk or liquidity risk in excess of the amounts recorded on the consolidated statements of financial position. Market risk on a derivative or foreign exchange product is the exposure created by potential fluctuations in interest rates, foreign exchange rates and other values, and is a function of the type of product, the volume of transactions, the tenor and terms of the agreement, and the underlying volatility. Credit risk is the exposure to loss in the event of nonperformance by the other party to the transaction where the value of any collateral held is not adequate to cover such losses. The recognition in earnings of unrealized gains on these transactions is subject to management’s assessment as to collectibility. Liquidity risk is the potential exposure that arises when the size of the derivative position may not be able to be rapidly adjusted in periods of high volatility and financial stress at a reasonable cost.

The total notional amounts for both long and short derivative positions, representing the volume of derivative activity, at December 31, 2010 are as follows:

	2010
	Underlying Notional Amount(1)		Estimated Fair Value Assets(2)		Estimated Fair Value Liabilities(2)
	(in millions of Won)
Trading:
Foreign exchange derivatives:
Swaps	(Won)	14,436,472	(Won)	635,507	(Won)	859,188
Future and forward contracts		45,434,011		786,918		449,650
Options purchased		876,993		146,405		—
Options written		797,706		—		11,426

Sub-total		61,545,182		1,568,830		1,320,264

Interest rate derivatives:
Swaps		164,834,750		596,529		765,421
Options purchased		4,670,000		42,644		—
Options written		4,689,103		—		43,177

Sub-total		174,193,853		639,173		808,598

Equity derivatives:
Swaps		898,766		33,503		2,126
Options purchased		9,630,082		1,219,683		—
Options written		9,194,627		—		1,212,666

Sub-total		19,723,475		1,253,186		1,214,792

Credit derivatives:
Protection sell		87,742		349		422

Sub-total		87,742		349		422

Other derivatives:
Options purchased		88,645		5,525		—
Options written		56,042		—		5,119

Sub-total		144,687		5,525		5,119

Total	(Won)	255,694,939	(Won)	3,467,063	(Won)	3,349,195

Nontrading:
Hedge accounting:
Foreign exchange derivatives:
Swaps		300,453		350		19,281
Interest rate derivatives:
Swaps		1,582,889		27,040		34,286

Sub-total		1,883,342		27,390		53,567

Nontrading that do not qualify for hedge accounting(3):
Foreign exchange derivatives:
Swaps		593,005		61,961		2,334
Future and forward contracts		1,727		131		—
Interest rate derivatives:
Swaps		8,365,330		285,344		65,610

Sub-total		8,960,062		347,436		67,944

Total	(Won)	10,843,404	(Won)	374,826	(Won)	121,511

Note:

(1)	Notional amounts in foreign currencies were converted into Won at prevailing exchange rates as of December 31, 2010.

(2)

The fair values of the trading derivative assets/liabilities and nontrading that do not qualify for hedge accounting are presented in Note 6. The fair values of the hedging derivative assets/liabilities that qualify for hedge accounting are presented in Note 11 and Note 17.

(3)

While the Group engages in derivatives trading activities to hedge the interest rate risk and foreign exchange risk exposure that arise from its own assets and liabilities, as these nontrading derivative contracts do not qualify for hedge accounting under U.S. GAAP, they are accounted for as trading derivatives in the financial statements. These contracts include interest rate swaps, forward contracts and cross-currency swaps held for nontrading that do not qualify for hedge accounting treatment.

The Group present the fair value of derivative instruments on a gross basis even when the derivative instruments are subject to master netting arrangement and qualify for net presentation in the consolidated balance sheet in accordance with ASC 210-20 (formerly FIN 39). Therefore, cash collateral payables and receivables associated with the derivative instruments are not added to or netted against the fair value amounts.

Trading profits (losses) related to derivative instruments not designated or qualifying as hedging instruments under ASC 815 (formerly SFAS 133) at December 31, 2010 are as follows:

	2010
	Nontrading that do not qualify for hedge accounting		Trading
	(in millions of Won)
Foreign exchange derivatives	(Won)	17,190	(Won)	723,121
Interest rate derivatives		131,729		(59,157)
Equity derivatives		—		52,646
Credit derivatives		—		2,664
Commodity and other derivatives		—		10,873

	(Won)	148,919	(Won)	730,147

Hedging activities

The Group accounts for its hedging activities in accordance with ASC 815. As a general rule, hedge accounting is permitted for those situations where the Group is exposed to a particular risk, such as interest rate or foreign exchange risk, that causes changes in the fair value of an asset or liability, or variability in the expected future cash flows of an existing asset, liability or a forecasted transaction that may affect earnings.

Derivative contracts hedging the risks associated with the changes in fair value are referred to as fair value hedges, while contracts hedging the risks affecting the expected future cash flows are called cash flow hedges. Hedges that utilize derivatives or debt instruments to manage the foreign exchange risk associated with equity investments in non-Korean Won functional currency foreign subsidiaries (net investment in a foreign operation) are called net investment hedges.

If certain hedging criteria specified in ASC 815 are met, in including testing for hedge effectiveness, special hedge accounting may be applied. The hedge effectiveness assessment methodologies for similar hedges are performed in a similar manner and are used consistently throughout the hedging relationships. For fair value hedges, the changes in value of the hedging derivative, as well as the changes in value due to the risk being hedged, are reflected in current earnings. For cash flow hedges and net investment hedges, the changes in value of the hedging derivative are reflected in accumulated other comprehensive income (loss) in the Group’s stockholders’ equity, to the extent the hedge is effective. Hedge ineffectiveness, in either case, is reflected in current earnings. The Group does not apply net investment hedge.

For asset and liability management hedging, the fixed-rate long-term debt may be recorded at amortized cost under current U.S. GAAP. However, by electing to use ASC 815 hedge accounting, the carrying value of the debt is adjusted for changes in the benchmark interest rate, with any such changes in value recorded in current earnings. The related interest-rate swap is also recorded on the balance sheet at fair value, with any changes in fair value reflected in earnings. Thus, any ineffectiveness resulting from the hedging relationship is recorded in current earnings. Alternatively, an economic hedge, which does not meet the ASC 815 hedging criteria, would involve only recording the derivative at fair value on the balance sheet, with its associated changes in fair value recorded in earnings. The debt would continue to be carried at amortized cost and, therefore, current earnings would be impacted only by the interest rate shifts and other factors that cause the change in the swap’s value and the underlying yield of the debt.

Key aspects of achieving hedge accounting are documentation of hedging strategy and hedge effectiveness at inception and substantiating hedge effectiveness on an ongoing basis. A derivative must be highly effective in accomplishing the hedge objective of offsetting changes in the fair value for the risk recognized in current earnings. Any ineffectiveness in the hedge relationship is recognized in current earnings. The assessment of effectiveness excludes changes in the value of the hedged item that are not related to the risks being hedged.

Fair value hedges

The Group hedges exposure to changes in the fair value of outstanding fixed-rate issued debt and available for sale debt securities. The fixed cash flows from those financing transactions are converted to benchmark floating-rate cash flows by entering into interest rate swaps. The Group had applied fair value hedge accounting exclusively to interest rate swap transactions with the hedged items of fixed rate debts that qualified for the short-cut method for hedge relationships commencing prior to December 31, 2005. Since the Group assumed no ineffectiveness for those transactions, no ineffective portion was recognized in the consolidated statements of income for the years presented. However, the Group has applied hedge accounting for new hedging relationships entered into since January 1, 2010. In accordance with ASC 815, the Group documented hedging strategy and hedge effectiveness at the hedge inception. These fair-value hedging relationships utilize regression analysis to assess whether the hedging relationships are highly effective at inception and on an ongoing basis.

The gain and loss on designated and qualifying fair value hedges recognized in other non-interest income and other non-interest expense for the year ended December 31 are as follow:

	2010
	Derivatives		Hedged Items		Hedge Ineffectiveness
	(in millions of Won)
Gain (loss) on designated and qualifying fair value hedges:
Interest rate derivatives	(Won)	(5,718)	(Won)	6,314	(Won)	596

Cash flow hedges

Hedging of benchmark interest rate risk

The group hedges variable cash flows resulting from floating-rate liabilities. Variable cash flows from those liabilities are converted to fixed-rate cash flows by entering into receive-variable, pay-fixed interest rate swaps.

These cash-flow hedging relationships use regression analysis to assess whether the hedging relationships are highly effective at inception and on an ongoing basis.

Since efforts are made to match the terms of the derivatives to those of the hedged forecasted cash flows as closely as possible, the amount of hedge ineffectiveness is not significant.

Hedging of foreign exchange risk

The Group locks in the functional currency equivalent cash flows of long-term debt and short-term borrowings that are denominated in a currency other than the functional currency of the issuing entity.

Depending on the risk management objectives, these types of hedges are designated as either cash flow hedges of only foreign exchange risk or cash flow hedges of both foreign exchange and interest rate risk, and the hedging instruments used are foreign exchange cross-currency swaps and forward contracts. These cash flow hedge relationships use regression analysis to determine whether the hedging relationships are highly effective at inception and on an ongoing basis.

The effective portion of cash flow hedges included in AOCI and the amount that is expected to be reclassified into earnings in the next 12 months from cash flow hedges at December 31, 2010 are as follow:

	2010
	(in millions of Won)
Effective portion of cash flow hedges included in AOCI
Interest rate contracts	(Won)	(2,359)
Foreign exchange contracts		(4,676)

Total effective portion of cash flow hedges included in AOCI	(Won)	(7,034)

Amount that is expected to be reclassified into earnings in the next 12 months
Interest rate contracts	(Won)	—
Foreign exchange contracts		(200)

Total amount that is expected to be reclassified into earnings in the next 12 months	(Won)	(200)

Credit Derivatives

The Group enters into credit derivatives primarily to facilitate client transactions and to manage credit risk exposures. Credit derivatives derive value based on an underlying third party-referenced obligation or a portfolio of referenced obligations and generally require the Group as the seller of credit protection to make payments to a buyer upon the occurrence of a predefined credit event. Such credit events generally include bankruptcy of the referenced credit entity and failure to pay under the obligation, as well as acceleration of indebtedness and payment repudiation or moratorium. For credit derivatives based on a portfolio of referenced credits or credit indices, the Group may not be required to make payment until a specified amount of loss has occurred and/or may only be required to make payment up to a specified amount.

For most credit derivatives, the notional value represents the maximum amount payable by the Group. However, the Group does not exclusively monitor its exposure to credit derivatives based on notional value because this measure does not take into consideration the probability of occurrence. As such, the notional value is not a reliable indicator of the Group’s exposure to these contracts. Instead, a risk framework is used to define risk tolerances and establish limits to help to ensure that certain credit risk-related losses occur within acceptable, predefined limits.

The following disclosures represent a summary of the notional amounts of credit derivatives and credit linked notes the Group sold and purchased at December 31, 2009 and 2010:

	2009
	Protection sold		Protection purchased with identical underlyings(1)		Net protection sold
	(in millions of Won)
Credit derivatives:
Credit default swaps	(Won)	174,918	(Won)	—	(Won)	174,918
Credit linked notes		23,352		—		23,352

	(Won)	198,270	(Won)	—	(Won)	198,270

	2010
	Protection sold		Protection purchased with identical underlyings(1)		Net protection sold
	(in millions of Won)
Credit derivatives:
Credit default swaps	(Won)	87,742	(Won)	—	(Won)	87,742

Note:

(1)	Represents the notional amount of purchased credit derivatives where the Group is the protection seller on the identical underlying reference instrument.

The following table represents the maturity and credit rating of reference entities at December 31, 2009 and 2010:

	2009
	Less than one year		One to five years		Over five years		Total notional amount		Fair value asset (liability)(2)
	(in millions of Won)
Risk rating of reference entity:
AAA to BBB-(1)	(Won)	137,628	(Won)	60,642	(Won)	—	(Won)	198,270	(Won)	2,656

	2010
	Less than one year		One to five years		Over five years		Total notional amount		Fair value asset (liability)(2)
	(in millions of Won)
Risk rating of reference entity:
AA to CCC-(1)	(Won)	37,978	(Won)	49,764	(Won)	—	(Won)	87,742	(Won)	(73)

Note:

(1)	The Group considers ratings of BBB- or higher to meet the definition of investment grade.

(2)	Represents the netted amount of credit default swaps included in protection sell contracts amounting to (Won)(73) million

Credit Risk-Related Contingent Features

Certain derivative instruments contain provisions that require the Group to either post additional collateral or immediately settle any outstanding liability balances upon the occurrence of a specified credit risk-related event. These events, which are defined by the existing derivative contracts, are primarily downgrades in the credit ratings of the Group and its subsidiaries. The fair value of all derivative instruments with credit risk-related contingent features that are in a liability position on December 31, 2009 and 2010 is (Won)1,878,791 million and (Won)1,691,332, respectively. The Group has posted (Won)476,903 million and (Won)31,146 million as collateral for this exposure in the normal course of business as of December 31, 2009 and 2010 respectively. The Group’s credit rating as of December 31, 2009 and 2010, assigned by Moody’s and S&P was A2 and A-, respectively. The Group would be required to post an additional (Won)312,162 million and (Won)180,783 million of collateral to its counterparties at December 31, 2009 and 2010 if Moody’s or S&P’s rating falls to Baa3 and BBB-, respectively, or below.